Critical Accounting Policies, Accounting Pronouncements Adopted and Recently Issued Accounting Standards	6 Months Ended
Jun. 30, 2023
Critical Accounting Policies, Accounting Pronouncements Adopted and Recently Issued Accounting Standards [Abstract]
Critical Accounting Policies, Accounting Pronouncements Adopted and Recently Issued Accounting Standards

Note 3 - Critical Accounting Policies, Accounting Pronouncements Adopted and Recently Issued Accounting Standards

During the six months ended June 30, 2023, there were no material changes to the Company’s critical accounting policies previously disclosed in our final Prospectus dated July 26, 2023 and filed with the SEC on July 27, 2023.